Stock Options Valuation Assumptions (Details)	Sep. 30, 2016	Dec. 31, 2015
Stock Options Valuation Assumptions Details
Expected term (in years)	10	10
Volatility, Minimum	67.30%	180.00%
Volatility, Maximum	81.70%	184.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate, Minimum	1.13%	2.24%
Risk-free interest rate, Maximum	2.32%	2.32%